Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 40,426,900	$ 34,103,846	$ 27,842,584
Repayments on bank loans and payment of debt securities	(7,929,881)	(2,244,132)	(7,839,007)
Non-cash changes, Proceeds from issuance of Debt securities	8,648,134	5,400,000	7,757,588
Non-cash changes, Proceeds from Debt long-term	5,658,480	3,715,459	6,872,783
Non-cash changes, Exchange effects	1,045,540	(649,059)	(306,934)
Fair value adjustments in P&L			(6,756)
Hedges fair value adjustments	133,940	100,786	(216,412)
Ending balance	47,983,103	40,426,900	34,103,846
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	7,830,226	2,256,892	3,964,668
Repayments on bank loans and payment of debt securities	(7,929,881)	(2,244,132)	(3,964,668)
Non-cash changes, Proceeds from Debt long-term	5,658,480	2,715,459	1,500,000
Non-cash changes, Exchange effects	99,565	(552,569)
Non-cash changes, Long-term reclassification	8,324,513	5,654,576	756,892
Ending balance	13,982,893	7,830,226	2,256,892
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	4,481,792	6,232,858	5,196,240
Repayments on bank loans and payment of debt securities			(3,874,339)
Non-cash changes, Proceeds from Debt long-term		1,000,000	5,372,783
Non-cash changes, Exchange effects	945,975	(96,490)	(306,934)
Non-cash changes, Long-term reclassification	(1,324,513)	(2,654,576)	(154,892)
Ending balance	4,103,254	4,481,792	6,232,858
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	28,255,588	25,855,588	18,700,000
Non-cash changes, Proceeds from issuance of Debt securities	8,648,134	5,400,000	7,757,588
Non-cash changes, Long-term reclassification	(7,000,000)	(3,000,000)	(602,000)
Ending balance	29,903,722	28,255,588	25,855,588
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(140,706)	(241,492)	(18,324)
Fair value adjustments in P&L			(6,756)
Hedges fair value adjustments	133,940	100,786	(216,412)
Ending balance	$ (6,766)	$ (140,706)	$ (241,492)